Commitments and Contingencies	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies

19. Commitments and Contingencies

Legal Contingencies

Claims and Litigation – From time to time, the Company may be subject to claims and litigation arising in the ordinary course of business. The outcome of any litigation is inherently uncertain. Based on the Company’s current knowledge it believes that the final outcome of the matters discussed below will not likely, individually or in the aggregate, have a material adverse effect on its business, financial position, results of operations or cash flows; however, in light of the uncertainties involved in such matters, there can be no assurance that the outcome of each case or the costs of litigation, regardless of outcome, will not have a material adverse effect on the Company’s business.

On January 30, 2024, the former President of Media filed an action against the Company and Manoj Bhargava, the former interim CEO and a principal stockholder, alleging claims for breach of contract, failure to pay wages and defamation, among other things, in the United States District Court of the Southern District of New York, seeking damages in an unspecified amount. The Company believes that it has strong defenses to these claims and intends to vigorously defend itself and the allegations made in this lawsuit.

On March 21, 2024, the former CEO and Chairman of the board of directors filed an action against the Company, members of its board of directors and Simplify, alleging claims for retaliation, breach of contract, wrongful termination and age discrimination, among other things, in the Superior Court of the State of California seeking damages in an amount of $20,000. The Company believes that it has strong defenses to these claims and intends to vigorously defend itself and the allegations made in this lawsuit.

On April 1, 2024, Authentic Brands Group, LLC, ABG-SI, LLC, and ABG Intermediate Holdings 2 LLC (collectively referred to as ABG) filed an action against the Company and Manoj Bhargave, the former interim CEO and a principal stockholder, alleging breach of contract among other things, in the United States District Court of the Southern District of New York seeking damages in the amount of $48,750 ($3,750 royalty fee liability and $45,000 termination fee liability as reflected in liabilities from discontinued operations), see Note 2 and Note 20.

In connection with the Company’s acquisition of Athlon Holdings, Inc., the Company prepared the working capital adjustment to the purchase price. The sellers are challenging the Company’s adjustments and both parties have agreed to a standstill and tolling agreement while the adjustments are being reviewed and discussed. The amount due from this challenge, if any, is not estimatable as of the issuance date of these condensed consolidated financial statements.

27. Commitments and Contingencies

Claims and Litigation – From time to time, the Company may be subject to claims and litigation arising in the ordinary course of business. The Company is not currently a party to any pending or threatened legal proceedings that it believes would reasonably be expected to have a material adverse effect on the Company’s business, financial condition, results of operations or cash flows. Further information is provided under the heading Legal Contingencies in Note 28.

In connection with the Athlon working capital adjustment (as previously disclosed in Note 4), the Company prepared the working capital adjustment. The sellers are challenging the Company’s adjustments and both parties have agreed to a standstill and tolling agreement while the adjustments are being reviewed and discussed. The amount due from this challenge, if any, is not estimatable as of the issuance date of these consolidated financial statements.

Royalty Fees – The Company guaranteed minimum annual royalties of $15,000 to ABG. The initial term of the minimum guarantee will expire December 31, 2029. Further details are provided under the heading Sports Illustrated Licensing Termination Rights in Note 28.